Debt - Summary of issuances and interest in-kind (Details) - 1.5 Lien Notes - USD ($) $ in Thousands	1 Months Ended	12 Months Ended				48 Months Ended
	May 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019
Debt Instrument [Line Items]
Note Issuances	$ 10,000	$ 0	$ 28,000	$ 41,000	$ 26,200	$ 95,200
Interest-in-kind		18,780	14,023	7,512	1,535	41,850
Total		$ 18,780	$ 42,023	$ 48,512	$ 27,735	$ 137,050